Aberdeen Global Equity Fund
Aberdeen Global Equity Fund

Aberdeen Funds

Aberdeen Global Equity Fund

Supplement dated November 13, 2014 to the Statutory Prospectus dated February 28, 2014, as supplemented to date

The following replaces the Average Annual Returns table for the Aberdeen Global Equity Fund that starts on page 26 of the Statutory Prospectus:

Average Annual Total Returns-as of December 31, 2013
Average Annual Returns Aberdeen Global Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	5.48%	11.89%	7.10%
Class C	11.26%	12.48%	7.01%
Class R	11.67%	12.99%	7.51%
Institutional Class	12.31%	13.54%	7.89%
Institutional Service Class	12.30%	13.39%	7.82%
After Taxes on Distributions Class A	4.83%	11.18%	6.71%
After Taxes on Distributions and Sale of Fund Shares Class A	3.08%	9.15%	5.57%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	27.37%	15.68%	7.56%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.34%	15.45%	7.66%

Please retain this Supplement for future reference.